Condensed Consolidated Statements of Cash Flows - USD ($)	8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023
OPERATING ACTIVITIES
Net loss	$ (1,031,824)	$ (7,659,820)	$ (4,904,229)	$ (6,250,401)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity-based compensation	390,000	152,457	2,114,014	2,384,003
Amortization of right of use asset		53,893
R&D acquisition paid in equity		786,500
Change in assets and liabilities:
Prepaid expenses	(117,448)	(324,331)	(38,588)	(88,409)
Deposits		(235,235)
Accounts payable and accrued liabilities	102,771	41,606	147,028	87,234
Due to related parties	35,000	(35,000)	(10,000)
Lease liability		44,135
Contingent liability		1,222,000
Net cash used in operating activities	(621,501)	(5,953,795)	(2,691,775)	(3,867,573)
FINANCING ACTIVITIES
Proceeds from common stock issuances	2,751,500	14,253,937	8,765,369	8,765,369
Offering costs		(1,408,405)
Payment of deferred offering costs		(55,000)	(75,000)	(75,000)
Net cash provided by financing activities	2,751,500	12,790,532	8,690,369	8,690,369
Net increase in cash	2,129,999	6,836,737	5,998,594	4,822,796
Cash, beginning of period		6,952,795	2,129,999	2,129,999
Cash, end of period	$ 2,129,999	13,789,532	8,128,593	$ 6,952,795
Non-cash transactions:
Conversion from Mezzanine Equity to Stockholders’ Equity		(5,000,000)
Inception of Right of Use Asset / Liability		$ 1,926,656